Equity Method Investments - Yamal LNG Joint Venture - Additional Information (Detail) $ in Thousands, t in Millions	Jul. 09, 2014 USD ($) Vehicle Vessel m t m³	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage		100.00%
Maximum icebreaking capabilities in meters | m	2.1
Advances to equity accounted joint venture partner		$ 883,731	$ 891,478
Yamal LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	50.00%
Number of trains | Vehicle	3
Expected capacity of trains | t	16.5
Advances to equity accounted joint venture partner		$ 96,900	$ 95,300
Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	6
Volume of vessels | m³	172,000
Fully built-up cost	$ 2,100,000
Yamal LNG Joint Venture [Member] | China LNG [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	50.00%
Yamal LNG Project [Member] | France-based Total S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
Yamal LNG Project [Member] | China-based China National Petroleum Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
Yamal LNG Project [Member] | Russia- based Novatek OAO [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	60.00%